Note 3 - Prepaid Expenses	3 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Prepaid Expenses Disclosure [Text Block]
Note
3.
Prepaid Expenses

Our payment system for vendors and employees requires we initiate payments a few business days prior to payment due dates. As such, we recorded
$125,910
as prepaid expense to employees and vendors in advance for
April
2017
services. The remaining
$21,472
of prepaid expense as of
March
31,
2017
relates to advertising services that will amortize monthly through
September
30,
2017.